FAIR VALUE MEASUREMENTS (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 25, 2020
Liabilities [Abstract]
Warrant Liability	$ 24,041,268	$ 13,272,784
Private Placement Warrants
Liabilities [Abstract]
Warrant Liability		4,800,000	$ 5,000,000.0
Public Warrants
Liabilities [Abstract]
Warrant Liability		8,500,000	$ 8,700,000
Level 1 | Fair Value
Assets [Abstract]
Marketable securities held in Trust Account	239,843,104	239,795,125
Level 1 | Fair Value | Private Placement Warrants
Liabilities [Abstract]
Warrant Liability		4,801,747
Level 1 | Fair Value | Public Warrants
Liabilities [Abstract]
Warrant Liability	$ 15,343,764	$ 8,471,037